Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Commonwealth Australia/New Zealand Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			20.36%	(2.56%)	3.86%
Commonwealth Australia/New Zealand Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			20.21%	(2.95%)	3.61%
Commonwealth Australia/New Zealand Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.16%	(1.86%)	3.32%
Commonwealth Australia/New Zealand Fund | MSCI ACWI ex USA Index1 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		32.38%	7.91%	8.41%
Commonwealth Australia/New Zealand Fund | NZX 50 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.35%	(3.69%)	6.07%
Commonwealth Australia/New Zealand Fund | Australian All Ordinaries Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			20.51%	7.96%	9.88%
Africa Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			51.42%	12.38%	7.41%
Africa Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			49.70%	11.57%	6.95%
Africa Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			31.08%	9.66%	5.95%
Africa Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.57%	4.20%	8.42%
Africa Fund | Dow Jones Africa Titans 50 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			79.76%	11.22%	8.85%
Commonwealth Japan Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			18.24%	(0.04%)	3.31%
Commonwealth Japan Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.20%	(0.14%)	3.26%
Commonwealth Japan Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.33%	0.13%	2.69%
Commonwealth Japan Fund | Tokyo Stock Price Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.10%	7.07%	7.94%
Commonwealth Global Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.46%	3.16%	5.70%
Commonwealth Global Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.60%	2.79%	5.40%
Commonwealth Global Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.45%	2.43%	4.53%
Commonwealth Global Fund | MSCI ACWI Net Index1 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		22.34%	11.19%	11.72%
Commonwealth Real Estate Securities Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(2.53%)	5.42%	5.51%
Commonwealth Real Estate Securities Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(3.23%)	5.12%	5.31%
Commonwealth Real Estate Securities Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.99%)	4.23%	4.41%
Commonwealth Real Estate Securities Fund | MSCI US REIT Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.94%	6.58%	5.71%

[1]	Effective January 10, 2025, the Fund changed its primary index to the MSCI ACWI ex USA Index due to new regulatory requirements for broad-based securities index comparison. The Australia/New Zealand Fund does not intend to deliver similar risk characteristics to the MSCI ACWI ex USA Index which is shown as the Fund’s benchmark only for regulatory purposes. Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[2]	Effective January 10, 2025, the Fund changed its primary index to the MSCI ACWI Net Index due to new regulatory requirements for broad-based securities index comparison. The Global Fund does not intend to deliver similar risk characteristics to the MSCI ACWI Net Index which is shown as the Fund’s benchmark only for regulatory purposes. Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.